Note 6 - Employee Benefit Plans (Details) - Fair Value of Plan Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Plan Assets [Abstract]
Pooled separate accounts	$ 17,778,307	$ 16,113,355
Company common stock - 31,000 shares	$ 649,450	$ 547,770